Notes to the Consolidated Statements of Financial Position (Tables)	12 Months Ended
Dec. 31, 2023
Notes to the Consolidated Statements of Financial Position [Abstract]
Schedule of Property and Equipment	Property and equipment
	Property and equipment	Advance payments	Total
Cost	(in €)
At January 1, 2022	1,267,611	—	1,267,611
Additions	160,491	—	160,491
Exchange differences	25,236	—	25,236
At December 31, 2022	1,453,339	—	1,453,339
Additions	55,123	—	55,123
Disposals	(2,595)	—	(2,595)
Exchange differences	(14,342)	—	(14,342)
At December 31, 2023	1,491,525	—	1,491,525

Accumulated depreciation
At January 1, 2022	(993,238)	—	(993,238)
Depreciation charge for the year	(113,894)	—	(113,894)
Exchange differences	(17,286)	—	(17,286)
At December 31, 2022	(1,124,419)	—	(1,124,419)
Depreciation charge for the year	(93,791)	—	(93,791)
Disposals	2,594	—	2,594
Exchange differences	13,668	—	13,668
At December 31, 2023	(1,201,948)	—	(1,201,948)

Net book value
At December 31, 2022	328,920	—	328,920
At December 31, 2023	289,577	—	289,577

Schedule of Right-of-Use Assets	Right-of-use assets
	Buildings	Cars	Total
Cost	(in €)
At January 1, 2022	2,284,269	125,130	2,409,399
Additions	281,429	—	281,429
Exchange differences	13,645	—	13,645
At December 31, 2022	2,579,342	125,130	2,704,473
Additions	91,125	49,004	140,128
Exchange differences	(9,349)	—	(9,349)
At December 31, 2023	2,661,118	174,134	2,835,253

Accumulated depreciation
At January 1, 2022	(925,306)	(76,015)	(1,001,321)
Depreciation charge for the year	(354,408)	(30,024)	(384,432)
Exchange differences	(6,911)	—	(6,911)
At December 31, 2022	(1,286,625)	(106,039)	(1,392,664)
Depreciation charge for the year	(353,398)	(24,527)	(377,925)
Exchange differences	7,003	—	7,003
At December 31, 2023	(1,633,020)	(130,566)	(1,763,586)

Net book value
At December 31, 2022	1,292,717	19,092	1,311,809
At December 31, 2023	1,028,098	43,568	1,071,666

Schedule of Intangible Assets	Intangible Assets
	Purchased IT-software	Advances paid for software	Total
Cost	(in €)
At January 1, 2022	720,942	—	720,942
Additions	1,900	—	1,900
Exchange differences	408	—	408
At December 31, 2022	723,250	—	723,250
Additions	—	25,977	25,977
Disposals	(7,009)	—	(7,009)
Exchange differences	(111)	—	(111)
At December 31, 2023	716,130	25,977	742,107

Accumulated amortization
At January 1, 2022	(485,726)	—	(485,726)
Amortization charge for the year*	(98,271)	—	(98,271)
Exchange differences	(348)	—	(348)
At December 31, 2022	(584,345)	—	(584,345)
Amortization charge for the year	(96,063)	—	(96,063)
Disposals	7,009	—	7,009
Exchange differences	111	—	111
At December 31, 2023	(673,289)	—	(673,289)

Net book value
At December 31, 2022	138,905	—	138,905
At December 31, 2023	42,841	25,977	68,818

Schedule of Lease Liabilities	Set out below, are the carrying amounts and the movements of the Group’s lease liabilities:
Lease liabilities	2023	2022
	(in €)
As of January 1	1,356,684	1,432,526
Additions	140,128	281,429
Derecognition	(20,555)	(20,555)
Payments	(353,422)	(343,874)
Short-term liability for accrued interest expense	(396)	304
Foreign exchange difference	(2,391)	6,854
As of December 31	1,120,048	1,356,684

Schedule of Amounts Recognized in Profit or Loss	The following are the amounts recognized in profit or loss:
	2023	2022	2021
	(in €)
Depreciation expense of right-of-use assets (see Note E.2.)	377,925	384,432	371,551
Interest expense on lease liabilities	19,090	21,947	14,055
Rental expense from leases	6,261	6,261	6,261
Thereof short-term leases (included in administrative expenses)		—	—
Thereof leases of low-value assets (included in administrative expenses)	6,261	6,261	6,261
Total amounts recognized in profit or loss	403,276	412,640	391,867

Schedule of Inventory	Inventory
	2023	2022	2021
	(in €)
Raw material and supplies	423,560	—	—
Unfinished goods	10,614,159	—	—
Finished goods	330,087	—	—
Total	11,367,807	—	—

Schedule of Other Assets	Other assets
	December 31, 2023	December 31, 2022
	(in €)
Non-current other assets	—	—
Prepaid expenses	257,267	308,066
Total	257,267	308,066
Current other assets
Prepayments on research & development projects	3,670,167	9,776,505
Prepaid expenses	272,999	1,841,935
Others	93,482	2,552,071
Total	4,036,648	14,170,511
Total other assets	4,293,915	14,478,577

Schedule of Applicable Tax Rate and Current Income Taxes Recognized in Profit or Loss	The table below shows a reconciliation between the product of loss before tax multiplied by the Company’s applicable tax rate and current income taxes recognized in profit or loss.
InflaRx Group	2023	2022	2021
		(in €)
Loss for the period (accounting profit before income tax)	(42,667,529)	(29,484,611)	(45,630,059)
Tax rate	28.6%	29.2%	28.5%
Tax benefits at tax rate	12,160,545	8,610,381	13,001,984
Temporary differences and tax losses for which no deferred tax asset was recognized	(12,127,977)	(7,480,169)	(10,988,805)
Non-recognition of tax effect on share-based payments	(32,182)	(1,251,830)	(1,959,606)
Non-deductible expenses for tax purposes	(46,907)	(22,067)	(3,758)
Other differences due to tax rate	46,521	143,686	(49,815)
Income tax	—	—	—

Schedule of Financial Assets and Liabilities	Set out below is an overview of financial assets and liabilities, other than cash and short-term deposits included in cash equivalents, held by the Group as at December 31, 2023 and December 31, 2022:
Financial assets and financial liabilities	December 31, 2023	December 31, 2022
	(in €)
Financial assets at amortized cost
Non-current financial assets	9,052,741	2,900,902
Financial assets from government grants	—	732,971
Other current financial assets	77,504,518	64,791,088
Financial liabilities at amortized cost
Liabilities from government grants	—	6,209,266
Trade and other payables	14,716,441	4,987,538

Schedule of Cash and Cash Equivalents	Cash and cash equivalents
	December 31, 2023	December 31, 2022
	(in €)
Short-term deposits	—	—
Deposits held in U.S. dollars	4,120,951	3,422
Deposits held in Euro	1,020,000	—
Total	5,140,951	3,422
Cash at banks
Cash held in U.S. dollars	5,041,802	8,645,014
Cash held in Euro	2,585,190	7,616,918
Total	7,626,991	16,261,932
Total cash and cash equivalents	12,767,942	16,265,354

Schedule of Trade and Other Payables	Trade and other payables
	December 31, 2023	December 31, 2022
	(in €)
Accrued liabilities from R&D projects	4,414,143	2,254,550
Accrued liabilities from commercial activities	1,400,382	—
Accounts payable	5,102,700	1,566,400
Other accrued liabilities and payables	3,942,909	1,314,196
Total trade and other payables	14,860,134	5,135,146

Schedule of Market Risk, Credit Risk and Liquidity Risk	The Group is exposed to market risk, credit risk and liquidity risk. The Board of Directors reviews and adopts policies for managing each of these risks, which are summarized below. The Group’s senior management oversees the management of these risks.
	Exposure	Measurement	Risk Management
Market risk	Future development costs; Recognized financial assets and liabilities not denominated in Euro	Forecasted cash flows Sensitivity analysis	Achievement of a natural hedge in the future
Credit risk	Cash and cash equivalents, current and non-current financial assets	Credit rating	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity	R&D and G&A cost, equity, trade and other payables	Rolling cash flow forecast	Availability of funds through financing rounds or public offerings

Schedule of Cash, Cash Equivalents and Financial Assets	In 2023, if the Euro had weakened/strengthened by 10% against the U.S. dollar with all other variables held constant, the Group’s loss would have been €1 million higher/€1 million lower, mainly as a result of foreign exchange on translation of U.S. dollar-denominated assets of InflaRx N.V. and InflaRx GmbH.
Cash, cash equivalents and financial assets denominated in U.S. dollars, InflaRx N.V. and InflaRx GmbH	December 31, 2023	December 31, 2022 *
	(in €)
Current and non current financial assets (securities and accrued interest)	80,935,197	7,376,866
Cash and cash equivalents	8,051,366	4,356,512
Total assets exposed to the risk	88,986,563	11,733,378
Conversion rate Euro to U.S. dollars at reporting date 1/1.1050
*	The 2022 figures do not include InflaRx N.V. given the 2022 functional currency was in USD.

Schedule of Sensitivity Analysis
Sensitivity analysis:	Conversion rate	Profit/(loss)	carrying amount
		(in €)
Euro weakens against U.S. dollars	1.2155	9,887,396	98,873,959
Euro strengths against U.S. dollars	0.9945	(8,089,688)	80,896,875

Schedule of Outstanding Financial Commitments	At the end of the reporting period, the Group held the following deposits that are expected to readily generate cash inflows to meet the outstanding financial commitments.
Liquidity	December 31, 2023	December 31, 2022
	(in €)
Short-term deposits	5,140,951	3,422
Cash at banks	7,626,992	16,261,932
Marketable Securities (current and non-current)	85,727,461	67,175,879
Other (non-current portion)	237,621	237,296
Other (current)	701,407	278,815
Total funds available	99,434,432	83,957,344